2029 Century Park East
Suite 2600
Los Angeles, CA 90067-3012
310.788.4400 tel
310.788.4471 fax

Sheri M. Watts
sheri.watts@kattenlaw.com
310.788.4485 direct
310.712.8234 fax
July 2, 2007
VIA FEDERAL EXPRESS & EDGAR
Gregory Belliston
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	International Stem Cell Corporation Registration Statement on Form SB-2, Amendment No. 3 Filed June 20, 2006 File No. 333-142048
Dear Mr. Belliston:
     This letter is submitted on behalf of International Stem Cell Corporation (the “Company”) in response to the comments of the staff of the Division of Corporate Finance (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) with respect to Amendment No. 3 to the Company’s registration statement on Form SB-2 (“Registration Statement”) initially filed on April 11, 2006, as set forth in a letter from the Staff dated June 29, 2007 to Jeff Krstich (the “Comment Letter”). In terms of format, the text of each Staff comment has been included herein and is followed by the Company’s response. Transmitted herewith is Amendment No. 4 to the Registration Statement (“Amendment No. 4”), which has been marked to reflect the Company’s responses to the Staff’s comments.
FORM 8-K FILED 12/29/06
Exhibit 99.2: Financial Statements of Lifeline Cell Technology, LLC
1.	Refer to your response to our comment 18 and we reissue the comment. Please amend the filing to provide an auditor report which opines on the cumulative financial information. You indicated in your response that a Form 8-K amendment was filed on January 19, 2007, but we did not see that filing filed in the Edgar system.
     RESPONSE
LOS ANGELES      CHARLOTTE      CHICAGO      IRVING      LONDON      NEW YORK      PALO ALTO      WASHINGTON, DC      WWW.KATTENLAW.COM
LONDON AFFILIATE: KATTEN MUCHIN ROSENMAN CORNISH LLP
A limited liability partnership including professional corporations

Gregory Belliston
July 2, 2007

The Form 8-K/A filed with the Commission on January 19, 2007; SEC Accession No. 0001362310-07-000036, contains the requested report at the forepart of Exhibit 99.1 thereto.
FORM SB-2/A3
Management’s Discussion and Analysis, page 12
Research and Development
2.	Refer to your response to our comment 2 and we reissue our comment. Provide other quantitative and/or qualitative disclosure for all periods presented that indicates the amount of the company’s resources being used on your research and development projects (e.g. salaries, contract services, amortization of technology, etc.) as “the increase was the result of expanded R&D operations” is vague. In addition, you indicate that “the Oceanside, California location was significantly improved and additional employees were hired during 2006.” Provide quantitative disclosure with regards to these activities that are included in your research and development expense.

RESPONSE

Included in the R&D expenditures for the calendar year 2005 and 2006 are the following items:

Contract services in the form of consulting fees incurred for scientific projects were $684,707 for 2006 compared to $206,772 for 2005. Payroll and related expenses totaled $379,069 for 2006 compared with $205,864 for 2005. The increase is primarily a result of the addition of the lab in Oceanside, California, with commensurate scientific staffing. Additional contract service expenditures related to our collaboration with the lab in Russia increased slightly in 2006 to $275,008 from $222,532 in 2005. Expenditures for lab supplies and lab facility rental increased to $142,450 in 2006 from $78,657 in 2005, primarily as a result of the addition of the Oceanside facility. Depreciation of lab equipment and amortization of licensed technology increased to $49,776 in 2006 from $33,184, as a result of the purchase of lab equipment with alternative future uses in a variety of research projects.

Included in the R&D expenditures for the quarters ended March 31, 2007 and March 31, 2006 are the following:

Payroll and related taxes totaled $338,184 and $60,135 for the 2007 and 2006 quarters, respectively. The increase is primarily a result of the addition of the lab in Oceanside, California, resulting in additional scientific

Gregory Belliston
July 2, 2007

staffing, as well as the addition of scientific staff at our Maryland facility. Contract service expenditures related to our collaboration with the lab in Russia increased slightly in 2007 to $82,058 from $55,003 in 2006. Additional contract service expenditures in the form of consulting fees incurred for scientific projects were $60,824 in 2007 compared with $58,090 in 2006. Expenditures for lab supplies and lab facility rental increased to $64,158 in 2007 from $24,025 in 2006, primarily as a result of the addition of the Oceanside facility. Depreciation of lab equipment and amortization of licensed technology totaled $12,444 in both 2007 and 2006.

The foregoing information was inserted on page 13 within the respective sub paragraphs entitled Research and Development in Management’s Discussion and Analysis of Financial Condition and Results of Operations.
Results of Operations
3.	Please revise this disclosure to prominently indicate that the financial information for the years ended December 31, 2006 and 2005 and March 31 2006 and 2007 have been restated. Please do the same on the Index to Consolidated Financial Information on page F-1 with regards to the Statements of Operations and Statement of Cash Flows for the periods ended December 31, 2006 and 2005 and March 31, 2007 as well as the Statements of Members Deficit and Stockholders’ Equity for the period ended March 31, 2007.

RESPONSE

The introductory paragraph to Management’s Discussion and Analysis of Financial Condition and Results of Operations, as well as all of the headers regarding discussion of our Results of Operations and Liquidity and Capital Resources, have been modified to prominently indicate that the financial statements for the relevant periods have been restated. The Index to the Consolidated Financial Information on Page F-1 has been modified to indicate the restatement of financial information, as applicable.
Comparison of fiscal years ended December 31, 2006 and December 31, 2005
General and Administrative Expenses, page 13
4.	Please revise the last line in this paragraph to complete the sentence “we also issued warrants to various persons as partial consideration for . . .” as there appears to be an omission.

Gregory Belliston
July 2, 2007

RESPONSE
The referenced sentence has been revised as follows:

During 2006, we also issued warrants to various persons as partial consideration for bridge loans or for guarantees or other services, which warrants required an entry to general and administrative expense to reflect the non-cash cost of such warrants in the amount of $222,707.

5.	Refer to your response to our comment 6 and your revised disclosure. Please quantify the potential milestone payments that will be payable once your first therapeutic product is launched.

RESPONSE

We have added the following information to the final paragraph under Liquidity and Capital Resources on page 14 to quantify the potential milestone payments that might become due in the future:

Milestone payments will be due at the rate of $250,000 within 30 days following the launch of the first commercial product; $500,000 upon reaching $5,000,000 in sales from one or more products; and $1,000,000 upon reaching $10,000,000 in sales from one or more products. The maximum total milestone payments which might become payable is $1,750,000. Currently, none of our products involves the use of licensed technology and no license or milestone payments are due or anticipated in the immediate future.
Financial Statements
Consolidated Statements of Operations, page F-4
6.	Refer to your response to our comment 11 and we reissue our comment in part. Please explain to us why a line item called “Gross profit” is appropriate. You did not address this part of our comment in your response. In addition, tell us what your sales relate to and how the cost of sales is related to those sales.

RESPONSE

The Company recorded nominal revenues in each of the periods presented related to sales of its research related products, which include cell kits and reagents. Cost of sales includes the direct cost of materials, third party inspections required to produce the items sold, and an allocation of labor costs and overhead. Depreciation and amortization of lab equipment has been omitted from cost of sales. Accordingly, the caption “gross profit” is not appropriate, and the caption and subtotal have been removed from the face of the statements of operations
Note 1. Organization and Significant Accounting Policies,
Product Sales, page F-7

Gregory Belliston
July 2, 2007

7.	Refer to your response to our comment 10 and your revised disclosure. Please provide your product return policy.

RESPONSE

The following has been added to the subheading Product Sales in footnotes 1 of both the quarterly and annual financial statements:

Our return policy is to replace all defective products unless failure of such product can be determined to have resulted from client error.

To the extent that this and our response to other comments result in changes to the consolidated financial statements, we have updated footnote 11 to the annual and quarterly consolidated financial statements to describe the changes. Our auditors have dual dated their report with respect to such changes. Appropriate amendments to the Form 10-QSB and Form 10-KSB will be filed as soon as practicable.
Note 8. Stock Options and Warrants, page F-13
8.	Refer to your response to our comment 12 and we repeat our comment. Your response indicates that “the text has been changed” however we did not note any changes made. Please clarify in the disclosures that the 1,976,190 warrants earned is in relation to the aggregate of warrants to purchase 2,250,190 shares of common stock issued to the placement agent.

RESPONSE

The footnote 8 to both the annual and quarterly consolidated financial statements has been expanded to fully disclose the warrants earned by the placement agent.

The first sentence under the subheading Warrants in footnote 8 to the annual financial statements has been replaced with the following:

As of December 31, 2006 Brookstreet Securities Corporation (“Brookstreet”) had earned 1,976,190 warrants as partial compensation for their services as placement agent for the raising of equity capital. An additional 274,000 warrants were earned by Brookstreet in the first quarter of 2007, for a total of 2,250,190 warrants related to the Company’s private placement. In addition, 426,767 warrants were granted to a number of individuals as compensation for services rendered to the Company.

Gregory Belliston
July 2, 2007

The following two sentences have been added after the first sentence under the subheading Warrants in footnote 8 to the quarterly financial statements:

Brookstreet earned 1,976,190 warrants in 2006. Brookstreet earned a total of 2,250,190 warrants in 2006 and 2007 in connection with the Company’s private placement.

9.	Refer to your response to our comment 13. EITF 00-19 requires that if an issuer has more than one settlement alternative and one of the settlement alternatives includes a penalty that could be avoided by the issuer under one of the other settlement alternatives, the issuer must disregard the uneconomic settlement alternative. For example, an issuer may have the ability to settle in registered shares, or in unregistered shares with liquidated damages. If the liquidated damages are viewed as a penalty, the ability to settle in unregistered shares with liquidated damages is considered an uneconomic settlement alternative, and would not be considered. As a result, the issuer would only be able to consider settlement in registered shares, and that is not within the control of the issuer and would result in liability classification under EITF 00-19. Please revise your accounting accordingly.

RESPONSE

We wish to make corrections to our response to comment #13 in our letter dated June 20, 2007. As previously stated, the subscribed shares are entitled to potential penalty payments in the form of additional shares under the Subscription Agreement. However, the Warrant Shares, while entitled to piggy back registration rights based on the terms of the Warrant agreement and best efforts registration rights, are not entitled to potential penalty shares.

In analyzing the Warrant Agreement together with other relevant documents, including the Company’s articles of incorporation, we referred to the guidance of EITF 00-19, in determining that the Warrant Agreement should be accounted for as an equity instrument.

The guidance in FSP EITF 00-19-2 continues to apply to the registration rights granted and potential penalty payments due to the subscribed shares. The existence of such potential penalty payments does not subject the Company’s subscribed shares to the requirements of SFAS 133. Specific exclusion of such arrangements from the scope of SFAS 133 was added to paragraph 10(j) as a result of FSP EITF 00-19-2. Prior to the effective date of FSP EITF 00-19-2 in 2007, the Company’s policy was to separate penalty payment arrangements from the related shares for purposes of applying SFAS 133, and to accrue penalty expense, based on the fair value of the underlying stock, at the date a penalty payment was deemed probable.

Gregory Belliston
July 2, 2007

In order to prevent misinterpretation regarding the availability of penalty payments to warrant holders, the second paragraph under the subheading Registration Payment Arrangements in note 1 of the annual and quarterly financial statements has been modified to read as follows:

Prior to the adoption of FSP EITF 00-19-2, the Company accounted for registration rights as separate arrangements. Accordingly, the adoption of FSP EITF 00-19-2 had no impact on the consolidated financial position, operations, or cash flows of the Company.
FORM 10-K/A1 FOR THE YEAR ENDED DECEMBER 31, 2006
FORM 10-QSB/A1 FOR THE QUARTER ENDED MARCH 31, 2007
Exhibits 31.1 and 31.2 Certifications
10.	Please amend your filings to provide the appropriate certifications. For instance:
•	We noted in the Form 10-Q/A1, you omitted paragraph 4(b) however provided the introductory language in paragraph 4 that refers to internal control over financial reporting.

•	We also noted in your Form 10-K/A1 that you provided both the introductory language in paragraph 4 that refers to internal control over financial reporting as well as paragraph 4(b). In this instance, management is required to include its assessment of the effectiveness of the company’s internal control over financial reporting as well as an auditor’s report on management’s assessment of internal control over financial reporting.
RESPONSE

The Certifications included in both the Form 10-QSB and the Form 10-KSB have been revised to omit the introductory language in paragraph 4 as well as paragraph 4(b). Amendments to the forms will be filed. Amendments to the Form 10-QSB and Form 10-KSB will be filed as soon as practicable.

Kind regards,

/s/ Sheri M. Watts
Sheri M. Watts
SMW: ms

cc:	Jeff Krstich Kenneth Aldrich Edward T. Swanson, Esq. Eric Klein, Esq.